Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Mar. 26, 2024
C000248158 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,571	$ 12,121	$ 11,205	$ 10,865	$ 10,569	$ 10,658	$ 10,597	$ 9,900	$ 10,000
Solactive GBS United States 1000 Index ($11,727) [Member]
Account Value [Line Items]
Accumulated Value	$ 13,498	$ 13,295	$ 12,314	$ 10,769	$ 11,727	$ 10,998	$ 10,602	$ 9,668	$ 10,000